Schedule of Investments (unaudited)	iShares® Frontier and Select EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 0.9%
Aluminium Bahrain BSC	1,152,509	$3,667,977

Bangladesh — 0.6%
Bangladesh Export Import Co. Ltd.	2,820,442	2,494,546

Colombia — 2.2%
Bancolombia SA	409,989	3,809,833
Interconexion Electrica SA ESP	1,157,709	5,735,624
		9,545,457
Egypt — 0.9%
Commercial International Bank - Egypt (CIB)	720,000	1,191,115
Eastern Co. SAE	4,269,671	2,495,911
		3,687,026
Estonia — 0.8%
Enefit Green AS, NVS	284,648	944,485
LHV Group AS, NVS	258,540	987,461
Tallink Grupp AS(a)	1,076,944	872,583
TKM Grupp A/S	47,041	494,085
		3,298,614
Jordan — 1.9%
Arab Bank PLC	310,464	1,923,287
Capital Bank of Jordan	94,597	262,396
Jordan Ahli Bank, NVS	121,276	177,340
Jordan Islamic Bank	64,075	364,386
Jordan Petroleum Refinery Co.	447,464	3,055,191
Jordan Phosphate Mines Co.	113,570	1,778,913
Jordanian Electric Power Co.	221,877	660,637
		8,222,150
Kazakhstan — 12.6%
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	260,701	4,666,548
Kaspi.KZ JSC	288,813	36,505,963
NAC Kazatomprom JSC, GDR(b)	305,502	12,660,153
		53,832,664
Lithuania — 0.6%
Ignitis Grupe AB	76,892	1,516,787
Siauliu Bankas AB	1,157,987	871,992
		2,388,779
Morocco — 5.5%
Akdital Holding, NVS	23,208	1,571,164
Attijariwafa Bank	124,665	6,448,751
Banque Centrale Populaire	56,473	1,662,548
Douja Promotion Groupe Addoha SA(a)	551,199	1,660,938
Hightech Payment Systems SA, NVS	14,020	774,523
Itissalat Al-Maghrib	852,095	7,874,078
Societe d'Exploitation des Ports	123,470	3,571,723
		23,563,725
Nigeria — 1.1%
Afriland Properties PLC(a)	8,020	9
Dangote Cement PLC	11,938,113	4,611,623
		4,611,632
Oman — 2.9%
Abraj Energy Services SAOG, NVS	860,706	661,824
Bank Muscat SAOG	5,341,310	3,593,712
Bank Nizwa SAOG	3,090,772	899,250
National Bank of Oman SAOG	673,597	491,599
Oman Telecommunications Co. SAOG	1,913,428	5,253,912
Omani Qatari Telecommunications Co. SAOG	1,295,602	1,009,691
Renaissance Services SAOG	523,300	543,759
		12,453,747
Security	Shares	Value

Pakistan — 3.9%
Engro Corp. Ltd./Pakistan	827,742	$998,817
Engro Fertilizers Ltd.	2,387,726	1,374,651
Fauji Fertilizer Co. Ltd.	1,182,988	602,121
Habib Bank Ltd.	902,872	369,381
Hub Power Co. Ltd. (The)	4,677,593	2,405,066
Lucky Cement Ltd.	1,140,207	3,678,992
Mari Petroleum Co. Ltd.	91,020	906,920
MCB Bank Ltd.	691,127	516,401
Millat Tractors Ltd.	745,999	1,693,993
Oil & Gas Development Co. Ltd.	2,369,390	1,135,314
Pakistan Oilfields Ltd.	548,052	963,938
Pakistan Petroleum Ltd.	2,204,003	948,930
Systems Ltd.	635,677	1,045,059
United Bank Ltd./Pakistan	194,022	155,592
		16,795,175
Peru — 6.4%
Cia. de Minas Buenaventura SAA, ADR	274,110	4,906,569
Credicorp Ltd.	47,318	7,822,612
Southern Copper Corp.	121,266	14,385,785
		27,114,966
Philippines — 3.5%
Alliance Global Group Inc.	1,470,500	232,938
AREIT Inc.	900,100	510,651
Ayala Corp.	123,520	1,257,659
Ayala Land Inc.	2,742,400	1,233,261
Bank of the Philippine Islands	273,628	562,032
BDO Unibank Inc.	407,038	904,220
Bloomberry Resorts Corp.(a)	2,049,300	371,199
Century Pacific Food Inc.	630,900	403,991
Converge Information and Communications Technology
Solutions Inc.(a)	2,090,200	385,375
GT Capital Holdings Inc.	74,670	768,080
International Container Terminal Services Inc.	279,400	1,630,947
JG Summit Holdings Inc.	378,910	200,721
Jollibee Foods Corp.	127,580	472,481
LT Group Inc.	920,800	164,901
Manila Electric Co.	102,600	643,792
Megaworld Corp.	18,959,000	583,154
Metropolitan Bank & Trust Co.	351,040	372,633
PLDT Inc.	58,345	1,475,734
Puregold Price Club Inc.	837,800	360,775
Robinsons Land Corp.	404,400	112,417
Security Bank Corp.	38,710	48,751
SM Prime Holdings Inc.	3,579,800	1,650,811
Universal Robina Corp.	134,010	245,029
Wilcon Depot Inc.	1,575,400	538,414
		15,129,966
Romania — 9.6%
Banca Transilvania SA	1,585,982	10,788,758
BRD-Groupe Societe Generale SA	504,900	2,091,595
MAS P.L.C.(a)(c)	2,320,466	2,120,969
MED Life SA(a)	549,998	611,575
OMV Petrom SA	49,552,118	7,589,744
One United Properties SA	2,201,399	427,847
Societatea De Producere A Energiei Electrice in
Hidrocentrale Hidroelectrica SA(a)	336,020	9,780,589
Societatea Energetica Electrica SA	520,872	1,569,487
Societatea Nationala de Gaze Naturale ROMGAZ SA	2,248,250	2,661,724
Societatea Nationala Nuclearelectrica SA	204,248	2,057,481
Teraplast SA(a)	1,550,108	190,616

Schedule of Investments (unaudited) (continued)	iShares® Frontier and Select EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Romania (continued)
TTS Transport Trade Services SA, NVS	155,369	$877,370
		40,767,755
Sri Lanka — 0.7%
Commercial Bank of Ceylon PLC	1,201,260	420,968
John Keells Holdings PLC	3,166,905	2,169,760
Sampath Bank PLC	2,131,353	553,736
		3,144,464
Vietnam — 27.7%
Bank for Foreign Trade of Vietnam JSC(a)	1,461,510	5,015,983
Bank for Investment and Development of
Vietnam JSC(a)	788,103	1,462,316
Binh Dinh Pharmaceutical & Medical Equipment
JSC, NVS(a)	257,100	529,447
CEO Group JSC(a)	713,700	527,306
DABACO Vietnam Group JSC, NVS(a)	984,900	1,380,966
Dat Xanh Group JSC(a)	1,601,310	1,063,774
Development Investment Construction JSC(a)	1,585,154	1,741,795
Digiworld Corp., NVS	356,600	918,063
Duc Giang Chemicals JSC	664,294	3,304,911
EVN Finance JSC, NVS(a)	1,540,400	961,988
FPT Digital Retail JSC	193,045	1,299,044
FPT Securities JSC, NVS	523,040	940,663
Gelex Group JSC(a)	1,835,784	1,697,933
Ha Do Group JSC(a)	377,985	504,556
HAGL JSC(a)	2,027,100	1,159,054
Hoa Phat Group JSC(a)	12,055,233	13,597,168
Hoa Sen Group	1,161,740	1,000,375
Hoang Huy Investment Financial Services JSC	1,237,500	963,683
IDICO Corp. JSC	344,850	864,649
Khang Dien House Trading and Investment JSC(a)	1,366,396	1,950,079
KIDO Group Corp.	505,072	1,290,196
Kinh Bac City Development Share Holding Corp.(a)	1,188,160	1,475,544
Kosy JSC, NVS(a)	574,000	882,018
Masan Group Corp.(a)	2,483,956	7,510,746
Nam Kim Steel JSC(a)	1,157,500	1,115,888
Novaland Investment Group Corp.(a)	3,449,633	1,971,937
PC1 Group JSC, NVS(a)	832,315	929,587
PetroVietNam Ca Mau Fertilizer JSC	311,500	461,228
PetroVietnam Drilling & Well Services JSC(a)	1,085,234	1,354,890
PetroVietnam Fertilizer & Chemicals JSC	573,000	813,601
PetroVietnam Gas JSC	214,040	675,642
PetroVietnam Power Corp.(a)	3,445,740	1,707,800
PetroVietnam Technical Services Corp.	932,298	1,590,133
Petrovietnam Transportation Corp.	785,460	935,192
Phat Dat Real Estate Development Corp.(a)	1,188,036	1,184,501
Sai Gon-Ha Noi Securities JSC(a)	2,213,350	1,583,108
Saigon - Hanoi Commercial Joint Stock Bank(a)	3,667,903	1,647,269
Saigon Beer Alcohol Beverage Corp.	327,660	752,763
Song da Urban & Industrial Zone Investment &
Development JSC, NVS(a)	231,200	569,698
SSI Securities Corp.	3,910,541	5,362,632
Tasco JSC(a)	594,300	448,431
Thanh Thanh Cong - Bien Hoa JSC(a)	1,694,797	783,625
Van Phu - Invest Investment JSC(a)	470,480	1,100,138
Viet Capital Securities JSC	1,129,170	2,121,020
Vietjet Aviation JSC(a)	636,590	2,685,254
Vietnam Construction and Import-Export JSC(a)	1,068,488	969,806
Vietnam Dairy Products JSC	3,029,474	7,799,082
Vietnam Export Import Commercial JSB, NVS(a)	1,829,234	1,438,754
Security	Shares	Value

Vietnam (continued)
Viettel Construction Joint Stock Corp., NVS	174,700	$906,541
Vincom Retail JSC(a)	3,602,280	3,091,864
Vingroup JSC(a)	4,514,734	7,747,255
Vinh Hoan Corp.	415,480	1,213,285
Vinhomes JSC(a)(d)	5,854,188	8,964,194
VIX Securities JSC(a)	2,181,700	1,554,715
Vndirect Securities Corp.(a)	3,396,687	2,390,914
		117,913,004
Total Common Stocks — 81.8%
(Cost: $274,280,220)		348,631,647

Preferred Stocks

Colombia — 1.6%
Bancolombia SA, Preference Shares, NVS	747,952	6,598,005

Total Preferred Stocks — 1.6%
(Cost: $4,792,292)		6,598,005

Rights

Vietnam — 0.1%
Phat Dat Real Estate Development Corp.,
(Expires 06/12/24, Strike Price VND 10,000.00)	1,188,036	129,033
VNDirect Securities Corp.,
(Expires 07/10/24, Strike Price VND 10,000.00)	646,988	198,326
		327,359
Total Rights — 0.1%
(Cost: $—)		327,359

Total Long-Term Investments — 83.5%
(Cost: $279,072,512)		355,557,011

Short-Term Securities

Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(e)(f)(g)	833,818	834,068
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	51,700,000	51,700,000

Total Short-Term Securities — 12.3%
(Cost: $52,534,257)		52,534,068

Total Investments — 95.8%
(Cost: $331,606,769)		408,091,079

Other Assets Less Liabilities — 4.2%		17,921,921

Net Assets—100.0%		$426,013,000

(a)	Non-income producing security.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Frontier and Select EM ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$835,674	(a)	$—	$(1,417)	$(189)	$834,068	833,818	$3,325	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	51,700,000	(a)	—	—	—	51,700,000	51,700,000	493,196		—
					$(1,417)	$(189)	$52,534,068		$496,521		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	357	06/21/24	$18,859	$145,608

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EGP	284,000,000	USD	5,163,636	Bank of America N.A.	01/27/25	$409,362
USD	4,939,130	EGP	284,000,000	Citibank N.A.	01/27/25	(633,868)
						$(224,506)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® Frontier and Select EM ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$196,489,725	$152,141,922	$—	$348,631,647
Preferred Stocks	6,598,005	—	—	6,598,005
Rights	—	327,359	—	327,359
Short-Term Securities
Money Market Funds	52,534,068	—	—	52,534,068
	$255,621,798	$152,469,281	$—	$408,091,079
Derivative Financial Instruments(a)
Assets
Equity Contracts	$145,608	$—	$—	$145,608
Foreign Currency Exchange Contracts	—	409,362	—	409,362
Liabilities
Foreign Currency Exchange Contracts	—	(633,868)	—	(633,868)
	$145,608	$(224,506)	$—	$(78,898)

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares

Currency Abbreviation

EGP	Egyptian Pound
USD	United States Dollar
VND	Vietnamese Dong

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